Regulatory Capital	3 Months Ended
Jan. 31, 2023
Regulatory Capital
Regulatory Capital
NOTE 21:  REGULATORY CAPITAL
The Bank manages its capital under guidelines established by OSFI. The regulatory capital guidelines measure capital in relation to credit, market, and operational risks. The Bank has various capital policies, procedures, and controls which it utilizes to achieve its goals and objectives. On November 22, 2019, the Bank was designated a global systemically important bank
(G-SIB).
During the three months ended January 31, 2023, the Bank complied with the OSFI Basel III guidelines related to risk-based and leverage capital ratios. Effective January 1, 2016, OSFI’s target Common Equity Tier 1 (CET1), Tier 1, and Total Capital ratios for Canadian banks designated as domestic systemically important banks
(D-SIBs)
includes a 1% common equity capital surcharge bringing the targets to 8%, 9.5%, and 11.5%, respectively. On June 25, 2018, OSFI provided greater transparency related to previously undisclosed Pillar 2 CET1 capital buffers through the introduction of the public Domestic Stability Buffer (DSB) which is held by
D-SIBs
against Pillar 2 risks. The current published buffer is set at 2.5% of total risk-weighted assets (RWA) and must be met with CET1 Capital, effectively raising OSFI’s published CET1, Tier 1, and Total Capital minimum target ratios to 10.5%, 12.0%, and 14.0%, respectively. The OSFI target includes the greater of the
D-SIB
or
G-SIB
surcharge, both of which are currently 1%.
On September 23, 2018, the Canadian
Bail-in
regime came into effect, including OSFI’s Total Loss Absorbing Capacity (TLAC). Under this guideline, the Bank was required to meet a sup
e
rvisory risk-based TLAC target of 24.0% of RWA, inclusive of the 2.50% DSB, and a TLAC leverage ratio target of 6.75% by November 1, 2021. Changes to the DSB will result in corresponding changes to the risk-based TLAC target ratio.
On December 8, 2022, OSFI announced that the DSB level will be set at 3% as of February 1, 2023.
The following table summarizes the Bank’s regulatory capital positions as at January 31, 2023 and October 31, 2022.
Regulatory Capital Position

(millions of Canadian dollars, except as noted)		As at
	January 31 2023	October 31 2022
Capital
Common Equity Tier 1 Capital	$82,328	$83,671
Tier 1 Capital	93,086	94,445
Total Capital	106,032	107,175
Risk-weighted assets used in the calculation of capital ratios	531,644	517,048
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	15.5%	16.2%
Tier 1 Capital ratio	17.5	18.3
Total Capital ratio	19.9	20.7
Leverage ratio	4.8	4.9
TLAC Ratio	36.6	35.2

TLAC Leverage Ratio	9.9	9.4